CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 50,344	$ 39,500	$ 37,012
Other comprehensive income (loss), net of tax:
Unrealized losses in respect of derivative financial instruments designated for cash flow hedge	(299)	0	0
Foreign currency translation adjustments	808	(4,621)	(2,935)
Other comprehensive income (loss), net of tax	509	(4,621)	(2,935)
Comprehensive income	50,853	34,879	34,077
Less: comprehensive income attributable to non-controlling interests	(2,018)	(1,719)	(2,877)
Comprehensive income attributable to the Company	$ 48,835	$ 33,160	$ 31,200